Consolidated Balance Sheet (Parenthetical) - USD ($) shares in Thousands, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts and notes receivable, allowances	$ 70	$ 70
Common stock, par value	$ 1	$ 1
Common stock, shares	448,900	448,900
Common stock held in treasury, shares	36,671	36,776